Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statements of Operations (Parentheticals) (Details) - $ / shares
	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Previously Reported Condensed Consolidated and Combined Statements of Operations [Line Items]
Weighted average shares outstanding, diluted (in Shares)		2,204,472	1,973,381	1,588,807			3,946,294	2,051,708
Diluted net loss per share and diluted (in Dollars per share) (in Dollars per share)	$ (0.3)	$ (4.41)	$ 5.01	$ (20.48)	$ (0.53)	$ (1.12)	$ (10.39)	$ (15.8)
As Reported [Member]
Schedule of Previously Reported Condensed Consolidated and Combined Statements of Operations [Line Items]
Weighted average shares outstanding, diluted (in Shares)		1,989,183	1,923,190	1,563,968				1,993,662
Diluted net loss per share and diluted (in Dollars per share) (in Dollars per share)	$ 3.04	$ (3.34)	$ 11.45	$ (19.03)	$ 1.33	$ 0.6		$ (13.01)
Adjustments [Member]
Schedule of Previously Reported Condensed Consolidated and Combined Statements of Operations [Line Items]
Weighted average shares outstanding, diluted (in Shares)			50,191
Diluted net loss per share and diluted (in Dollars per share) (in Dollars per share)